Kinetics Small Cap Opportunities Fund (First Prospectus Summary) | Kinetics Small Cap Opportunities Fund
THE SMALL CAP OPPORTUNITIES FUND
Investment Objective
The investment objective of the Small Cap Opportunities Fund (the "Small Cap Fund") is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Small Cap Fund. You may qualify for sales charge discounts for
Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds. More information about these and other discounts is available from your financial professional and in the sections titled "Description of Advisor Classes"
beginning on page 87 of the Funds' prospectus and "Purchasing Shares" beginning on page 49 of the Funds' statement of additional information.
Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Shareholder Fees Kinetics Small Cap Opportunities Fund	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Kinetics Small Cap Opportunities Fund		Advisor Class A	Advisor Class C
Management Fees	[1]	1.25%	1.25%
Distribution (Rule 12b-1) Fees		0.25%	0.75%
Shareholder Servicing Fees		0.25%	0.25%
Other Operating Expenses		0.40%	0.40%
Other Expenses		0.65%	0.65%
Total Annual Fund Operating Expenses		2.15%	2.65%
Less: Fee Waiver	[2]	0.26%	0.26%
Net Annual Fund Operating Expenses		1.89%	2.39%
[1]	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the "Small Cap Portfolio"). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio.
[2]	The Investment Adviser to the Small Cap Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.89% and 2.39%, excluding AFFE, for Advisor Class A and Advisor Class C shares, respectively, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:
Expense Example Kinetics Small Cap Opportunities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor Class A	756	1,186	1,641	2,896
Advisor Class C	242	799	1,382	2,964

Portfolio Turnover.
The Small Cap Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Small Cap
Portfolio's, and therefore the Small Cap Fund's, performance. During the most recent fiscal year, the Small Cap Portfolio's portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategy
The Small Cap Fund is a non-diversified fund that invests all of its investable assets in the Small Cap Opportunities Portfolio (the "Small Cap Portfolio"), a
series of Kinetics Portfolios Trust. Under normal circumstances, the Small Cap
Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs,
GDRs and IDRs) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio may also invest in
ETFs and write and sell options on securities in which it invests for hedging purposes and/or direct investment. The Small Cap Portfolio's Investment Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio focuses on undervalued and special situation small capitalization equities that the Investment Adviser believes have the potential for rewarding long-term investment results. Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the
Investment Adviser's opinion, the companies meet the Small Cap Portfolio's investment criteria (e.g., companies that are selling below their perceived intrinsic value, have limited or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have modest price to earnings ratios). The Investment Adviser considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Small Cap Portfolio.
Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small Cap Fund, and indirectly the Small Cap Portfolio, are listed below and could adversely affect the NAV, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Small Cap Portfolio, and therefore the Small Cap Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio's, and therefore the Small Cap Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Small Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-size companies. Small-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the
   Small Cap Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Small Cap Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the Small
   Cap Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Small Cap Portfolio's shares, and therefore the Small
   Cap Fund's shares, more than shares of a more diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Small Cap Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Small Cap Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Special Situations Risks: The Small Cap Portfolio may use aggressive investment techniques, including seeking to benefit from "special situations,"
   such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the "special situation" might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer's securities and fail to produce gains or produce a loss for the Small Cap Portfolio, and therefore the Small
   Cap Fund.

o  Management Risk: There is no guarantee that the Small Cap Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Small Cap Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Small Cap Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to growth equity investing;

o  are willing to accept the volatility associated with equity investing; and

o are comfortable with the risks described herein.
Performance
The bar chart and table shown below illustrate the variability of the Small Cap
Fund's returns. The bar chart indicates the risks of investing in the Small Cap
Fund by showing the changes in the Small Cap Fund's performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund's average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the Russell 2000®
Index, which represent broad measures of market performance. The past performance of the Small Cap Fund, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares
(the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund's website at
http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
The Small Cap Fund - Advisor Class A Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Best Quarter: 2009 Q2 41.80% Worst Quarter: 2008 Q4 -29.97%
The after-tax returns for the Small Cap Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Small Cap Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date		Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Advisor Class A	The Small Cap Opportunities Fund (KSOAX) Advisor Class A Return Before Taxes	(18.80%)	(6.12%)	3.54%	3.54%	Dec. 31, 2001	[1]
Advisor Class A After Taxes on Distributions	The Small Cap Opportunities Fund (KSOAX) Advisor Class A Return After Taxes on Distributions	(18.93%)	(6.32%)	3.26%	3.26%	Dec. 31, 2001	[1]
Advisor Class A After Taxes on Distributions and Sales	The Small Cap Opportunities Fund (KSOAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares	(12.05%)	(5.15%)	2.94%	2.94%	Dec. 31, 2001	[1]
Advisor Class C	The Small Cap Fund (KSOCX) Advisor Class C Return Before Taxes	(14.29%)			(6.93%)	Feb. 16, 2007	[1]
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	2.92%	Dec. 31, 2001	[1]	(0.84%)	Feb. 16, 2007	[1]
Russell 2000 ® Index	Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	(4.18%)	0.15%	5.62%	5.62%	Dec. 31, 2001	[1]	(0.65%)	Feb. 16, 2007	[1]
[1]	The Small Cap Opportunities Fund's Advisor Class A shares commenced operations on December 31, 2001 and Advisor Class C shares commenced operations on February 16, 2007. The returns for the four indices in this column have been calculated since the inception date of Advisor Class A shares and Advisor Class C shares, as applicable.

[1]	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Opportunities Portfolio (the "Small Cap Portfolio"). The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio.